Schedule of Investments (unaudited) October 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%
City of Birmingham Alabama, GO, CAB, Series A-1, Convertible, 5.00%, 09/01/25(a)	$1,165	$1,216,686

Arizona(b) — 1.1%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39	725	625,619
Series A, 5.00%, 07/01/39	610	560,861
Series A, 5.00%, 07/01/49	690	594,384
Series A, 5.00%, 07/01/54	530	445,482
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	595	475,201
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39	255	233,224
5.00%, 07/01/54	590	500,034

		3,434,805

California — 15.8%
California Community Housing Agency, RB, M/F Housing(b) 3.00%, 08/01/56	155	90,882
Series A, 5.00%, 04/01/49	265	216,293
Series A-2, 4.00%, 08/01/47	1,715	1,173,736
California Health Facilities Financing Authority, Refunding RB
Series A, 3.00%, 10/01/47	2,795	1,917,851
Sub-Series A-2, 5.00%, 11/01/47	1,465	1,489,405
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(a)	10,100	10,908,990
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	1,415	1,445,787
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/48	3,175	2,530,494
CMFA Special Finance Agency XII, RB, M/F Housing,
Series A, 3.25%, 02/01/57(b)	150	92,613
CSCDA Community Improvement Authority, RB, M/F Housing(b) 5.00%, 09/01/37	130	113,698
4.00%, 10/01/56	195	142,730
4.00%, 12/01/56	230	147,127
Series A, 4.00%, 06/01/58	1,170	855,083
Senior Lien, 3.13%, 06/01/57	690	417,133
Series A, Senior Lien, 4.00%, 12/01/58	1,055	716,436
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	735	60,543
Los Angeles Unified School District, GO, Election of 2008, 5.25%, 07/01/42	3,430	3,598,159
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertiable, Election 2008, 6.25%, 08/01/28(d)	1,580	1,343,654
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	4,100	3,401,565
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	3,700	3,383,051
San Diego County Regional Airport Authority, RB, Series A, Subordinate, 4.00%, 07/01/51	2,730	2,218,043
San Diego Unified School District, GO, CAB(c)
Series K-2, 0.00%, 07/01/38	1,745	801,656
Series K-2, 0.00%, 07/01/39	2,115	913,589

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO, CAB(c) (continued)
Series K-2, 0.00%, 07/01/40	$2,715	$1,107,286
Series C, Election 2008, 0.00%, 07/01/38	2,000	965,664
Series G, Election 2008, 0.00%, 01/01/24(a)	3,425	1,719,698
San Diego Unified School District, Refunding GO, CAB,
Series R-1, 0.00%, 07/01/31(c)	1,400	985,323
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(c)	10,000	5,370,650

		48,127,139

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series B, 5.25%, 11/15/53	5,000	5,099,205
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(b)	1,055	811,572

		5,910,777

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,560	1,495,316

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	682,802
Series A, 5.00%, 07/01/48	2,110	1,751,853

		2,434,655

District of Columbia — 3.6%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,500	9,765,895
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/37	1,140	1,173,366

		10,939,261

Florida — 6.4%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,837,434
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	615	494,553
Series A, 5.50%, 06/01/57	220	179,274
County of Miami-Dade Seaport Department, ARB,
Series A, 6.00%, 10/01/23(a)	2,770	2,838,416
Florida Development Finance Corp., RB 6.50%, 06/30/57(b)	420	384,170
Series A, 5.00%, 06/15/56	580	507,811
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	340	302,508
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	425	263,265
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,910	3,929,073
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	685	669,320
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	4,000	3,104,476
Orange County Health Facilities Authority, Refunding RB 5.00%, 08/01/41	630	656,691
5.00%, 08/01/47	1,845	1,915,468
Preserve at South Branch Community Development District, SAB 4.00%, 11/01/39	300	256,435

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Preserve at South Branch Community Development District, SAB (continued) 4.00%, 11/01/50	$500	$391,738
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	1,340	1,355,895
Westside Haines City Community Development District, Refunding SAB (b) 4.10%, 05/01/37	260	219,969
4.13%, 05/01/38	260	218,460

		19,524,956

Georgia — 2.6%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	245	204,447
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(a)	545	570,920
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	275	275,610
Series A, 4.00%, 12/01/48	410	410,920
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/38	595	565,433
Series A, 5.00%, 05/15/43	775	717,293
Series A, 4.00%, 09/01/52(e)	3,065	2,807,586
Series C, 4.00%, 05/01/52(e)	2,385	2,228,492

		7,780,701

Idaho — 0.5%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/57	1,510	1,455,220

Illinois — 12.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,540,192
Series A, 5.00%, 12/01/40	1,540	1,398,032
Series A, 5.00%, 12/01/47	1,055	909,361
Chicago O’Hare International Airport, ARB, Series D,
Senior Lien, 5.25%, 01/01/42	3,300	3,358,717
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	3,500	3,541,710
Cook County Community College District No.508, GO 5.13%, 12/01/38	7,700	7,715,985
5.50%, 12/01/38	1,000	1,009,135
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	565	470,553
Series A, 5.00%, 02/15/50	310	253,728
Illinois Finance Authority, Refunding RB
Series B, 4.00%, 08/15/41	900	757,940
Series C, 4.13%, 08/15/37	3,130	2,735,138
Series C, 5.00%, 08/15/44	390	371,966
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 10/01/43	3,000	2,425,935
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,150,411
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	604,794
State of Illinois, GO 5.50%, 07/01/33	880	882,441
5.50%, 07/01/38	1,475	1,476,338
5.50%, 05/01/39	1,840	1,849,516

		38,451,892

Security	Par (000)	Value

Indiana — 0.1%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	$525	$420,022

Iowa — 1.1%
Iowa Finance Authority, RB, 5.50%, 07/01/23(a)	3,000	3,045,807
Iowa Tobacco Settlement Authority, Refunding RB,
Series B2, Subordinate, 0.00%, 06/01/65(c)	3,760	346,100

		3,391,907

Maryland — 0.5%
County of Montgomery Maryland, RB, 4.00%, 12/01/44 .	1,810	1,536,866

Massachusetts — 3.4%
Massachusetts Development Finance Agency Refunding RB, 4.00%, 07/01/35	4,500	4,238,600
Massachusetts Development Finance Agency, RB 5.00%, 10/01/48	1,970	1,607,577
Series A, 5.00%, 01/01/47	2,370	2,225,551
Massachusetts Development Finance Agency, Refunding RB 5.00%, 07/01/37	190	183,527
5.00%, 09/01/43	1,750	1,681,421
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	384,363

		10,321,039

Michigan — 3.2%
Michigan Finance Authority, RB, Series S, 5.00%, 11/01/44	3,640	3,564,157
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	2,235	2,196,565
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.80%, 10/01/38	3,965	3,552,347
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(a)	430	437,647

		9,750,716

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,315	1,274,419

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No.611, SAB 4.00%, 06/01/40	450	345,414
4.13%, 06/01/50	1,150	806,384
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	360	340,792
5.00%, 07/01/45	930	851,374

		2,343,964

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(b)(e)	450	349,250

New Jersey — 8.4%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	375	361,950
Series WW, 5.25%, 06/15/33	170	172,336
Series WW, 5.00%, 06/15/34	225	225,949
Series WW, 5.00%, 06/15/36	1,395	1,394,026
Series WW, 5.25%, 06/15/40	380	380,643
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	866,945

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	$3,525	$2,300,084
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	1,605	1,587,764
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/33	1,660	1,667,613
Series BB, 4.00%, 06/15/50	3,000	2,373,543
Series D, 5.00%, 06/15/32	900	905,981
Series S, 5.25%, 06/15/43	2,150	2,139,269
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/35	4,050	2,004,191
Series A, 0.00%, 12/15/38	5,845	2,411,863
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	340	337,416
Series A, 4.00%, 06/15/40	1,690	1,441,164
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	720	689,413
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,750	1,751,150
Series A, 5.25%, 06/01/46	1,725	1,654,366
Sub-Series B, 5.00%, 06/01/46	1,130	1,035,242

		25,700,908

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	220	175,072

New York — 9.6%
City of New York, GO, Series B, 5.25%, 10/01/47	100	104,581
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	1,135	1,065,844
Series C-1, 5.00%, 11/15/56	1,690	1,524,049
New York City Municipal Water Finance Authority, RB, Series CC-1, Subordinate, 4.00%, 06/15/51	6,000	5,054,064
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,110,402
Series C-1, Subordinate, 4.00%, 02/01/42	1,000	893,720
Series F-1, Subordinate, 4.00%, 02/01/51(f)	6,645	5,586,751
New York Liberty Development Corp., Refunding RB,
Series 1, 5.00%, 11/15/44(b)	1,240	1,085,234
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/54	4,115	3,404,195
Port Authority of New York & New Jersey, Refunding ARB, Series 198, 5.25%, 11/15/56	2,555	2,606,524
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	2,262,424
Triborough Bridge & Tunnel Authority RB, Series D-2, Senior Lien, 5.50%, 05/15/52	4,340	4,621,284

		29,319,072

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Class A, 3.70%, 01/01/46	500	390,447

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 3.00%, 06/01/48	4,495	2,919,610

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series A-2, Class 1, 4.00%, 06/01/48	$4,625	$3,682,915
Series B-2, Class 2, 5.00%, 06/01/55	4,420	3,710,312
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	2,645	2,273,867

		12,586,704

Oregon — 0.7%
Clackamas County School District No.12 North
Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	1,115	525,820
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	650	522,850
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series D, Convertible, (GTD), 5.00%, 06/15/36	945	987,963

		2,036,633

Pennsylvania — 6.5%
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	105	73,830
4.00%, 07/01/51	100	65,546
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	3,230	2,938,392
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,145	926,536
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	800	641,862
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,203,035
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,245	4,172,975
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/47	2,415	2,072,749
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	699,035
Series B, 5.00%, 12/01/40	1,060	1,063,747
Series C, 5.50%, 12/01/23(a)	630	645,014
Series A, Subordinate, 4.00%, 12/01/46	1,605	1,296,882
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	850,724

		19,650,327

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,112	4,276,392
Series A-1, Restructured, 5.00%, 07/01/58	6,950	5,945,871
Series A-2, Restructured, 4.78%, 07/01/58	349	289,409
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,432,319
Series B-1, Restructured, 4.75%, 07/01/53	536	446,147
Series B-2, Restructured, 4.78%, 07/01/58	520	428,949
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,226	1,351,179

		14,170,266

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,085	4,695,840

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 5.9%
South Carolina Jobs-Economic Development Authority, RB(b) 5.00%, 01/01/55	$1,095	$856,949
7.50%, 08/15/62	505	455,720
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,960	6,974,094
Series E, 5.50%, 12/01/53	1,610	1,610,359
South Carolina Public Service Authority, Refunding RB 5.00%, 12/01/38	2,360	2,360,597
Series B, (AGM-CR), 5.00%, 12/01/56	2,845	2,797,579
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	2,895,004

		17,950,302

South Dakota — 0.6%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(a)	1,760	1,805,896

Tennessee — 0.7%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	34,214
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 2, 4.35%, 01/01/48	2,500	2,109,158

		2,143,372

Texas — 19.2%
City of Lubbock Texas Electric Light & Power System Revenue, Refunding RB, 4.00%, 04/15/51	5,200	4,388,883
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(c)	10,030	7,409,061
County of Harris Texas, Refunding GO(c)
(NPFGC), 0.00%, 08/15/25	7,485	6,800,684
(NPFGC), 0.00%, 08/15/28	10,915	8,784,185
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,090	1,103,186
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(d)	2,365	2,364,792
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 3.00%, 10/01/51	3,900	2,506,885
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(a)	5,965	2,434,287
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,258,598
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,289,414
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,283,007
Katy Independent School District, GO, (PSF), 4.00%, 02/15/52	3,000	2,542,002
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(a)(c)	3,775	1,824,019
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(a)(c)	2,340	1,255,080
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	580	495,900
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 08/15/40	4,000	3,546,044
North Texas Tollway Authority, RB(a) Series B, 0.00%, 09/01/31(c)	1,975	893,703

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, RB(a) (continued)
Series C, Convertible, 6.75%, 09/01/31	$2,500	$3,120,252
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	274,949

		58,574,931

Utah(b) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	235	199,270
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	361,194

		560,464

Virginia — 6.0%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/52	5,215	4,486,360
Henrico County Economic Development Authority, Refunding RB, Class A, 5.00%, 10/01/47	5,750	5,607,187
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,064,953
Virginia Beach Development Authority, Refunding RB 5.00%, 09/01/44	1,375	1,189,137
4.00%, 09/01/48	885	629,930
Virginia College Building Authority, RB, 4.00%, 02/01/42	5,000	4,566,010
Virginia Housing Development Authority, RB, M/F Housing, Series B, 4.00%, 06/01/53	895	708,712

		18,252,289

Washington — 4.4%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	3,205	3,327,303
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	8,690	4,824,896
Washington State Convention Center Public Facilities District, RB, 5.00%, 10/01/38	3,885	3,938,504
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(b)	1,400	1,329,565

		13,420,268

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	2,357,064

Wisconsin — 2.0%
Public Finance Authority, RB 5.00%, 10/15/51(b)	270	221,340
Class A, 5.00%, 06/15/51(b)	305	232,860
Class A, 6.00%, 06/15/52	175	154,145
Class A, 5.00%, 06/15/56(b)	400	297,588
Class A, 6.13%, 06/15/57	200	176,303
Series A, 5.00%, 07/15/39(b)	120	103,182
Series A, 5.00%, 10/15/40(b)	1,260	1,092,950
Series A, 5.00%, 07/15/49(b)	455	361,063
Series A, 5.00%, 07/15/54(b)	215	165,836
Series A, 5.00%, 07/01/55(b)	395	315,886
Series A-1, 4.50%, 01/01/35(b)	685	602,377

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	$375	$319,392
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	1,895	1,930,960

		5,973,882

Total Municipal Bonds — 131.3% (Cost: $428,831,449)		399,923,328

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Florida — 1.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,513,721

Illinois — 2.3%
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	3,045	3,102,072
Series B, 5.00%, 01/01/40	1,170	1,186,490
Series C, 5.00%, 01/01/38	2,658	2,685,070

		6,973,632

Indiana — 2.8%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	8,548,451

Kansas — 1.9%
Wyandotte County Unified School District No.500 Kansas City, GO, Series A, 5.50%, 09/01/47 .	5,363	5,783,136

Maryland — 1.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	3,139	3,172,291

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	4,500	3,000,000

Michigan — 1.0%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	2,220	2,174,192
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	960	970,456

		3,144,648

Nebraska — 1.7%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(e)	5,220	5,113,487

New York — 14.1%
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	3,850	3,752,131
New York City Municipal Water Finance Authority, RB, Series CC-1, Subordinate, 4.00%, 06/15/51	6,000	3,000,000
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/35	1,845	1,888,751
New York City Transitional Finance Authority Future Tax Secured Revenue, RB Series B-1, Subordinate, 4.00%, 08/01/36	7,350	7,068,539
Series F-1, Subordinate, 4.00%, 02/01/51(f)	6,645	3,319,999
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49	8,955	7,651,243
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	5,720	5,755,866
Port Authority of New York & New Jersey, Refunding ARB, Series 230, 5.25%, 12/01/52(h)	10,000	10,403,699

		42,840,228

Security	Par (000)	Value

Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	$4,997	$5,084,532

Virginia — 2.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,350,170
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,307	3,516,212

		6,866,382

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.8% (Cost: $100,217,121)		94,040,508

Total Long-Term Investments — 162.1% (Cost: $529,048,570)		493,963,836

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(i)(j)	3,241,278	3,240,954

Total Short-Term Securities — 1.1% (Cost: $3,240,954)		3,240,954

Total Investments — 163.2% (Cost: $532,289,524)		497,204,790

Other Assets Less Liabilities — 2.5%		7,718,903

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.7)%		(63,094,969)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.0)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$304,628,724

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 1, 2030, is $6,934,789.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Quality Trust (BYM)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$3,242,905(a	)	$—	$(1,951)	$—	$3,240,954	3,241,278	$34,886	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts 10-Year U.S. Treasury Note	141	12/20/22	$15,607	$588,861
U.S. Long Bond	234	12/20/22	28,285	2,430,335
5-Year U.S. Treasury Note	139	12/30/22	14,823	383,021

				$3,402,217

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$399,923,328	$—	$399,923,328
Municipal Bonds Transferred to Tender Option Bond Trusts	—	94,040,508	—	94,040,508
Short-Term Securities
Money Market Funds	3,240,954	—	—	3,240,954

	$3,240,954	$493,963,836	$—	$497,204,790

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,402,217	$—	$—	$3,402,217

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(62,804,143)	$—	$(62,804,143)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(200,004,143)	$—	$(200,004,143)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

7